Guarantor and Non-Guarantor Financial Information (Details Textual) (3.50% Notes due October 15, 2021 [Member], USD $) In Millions, unless otherwise specified	Apr. 30, 2013	Apr. 30, 2012	Oct. 18, 2011
3.50% Notes due October 15, 2021 [Member]
Guarantor and Non Guarantor Financial Information (Textual) [Abstract]
Amount of guaranteed notes issued			$ 750.0
Interest rate on notes	3.50%	3.50%
Percentage ownership of wholly-owned subsidiaries	100.00%